9. LOANS PAYABLE: Schedule of Convertible Debt itemization (Details)	Dec. 31, 2025 CAD ($) shares
GG Mars Capital, Inc. - revolving line of credit
Convertible Debt | $	$ 526,140
Preferred Stock, Convertible, Shares Issuable | shares	149,733
Star Financial Corporation - revolving line of credit
Convertible Debt | $	$ 850,182
Preferred Stock, Convertible, Shares Issuable | shares	241,951
Jennings Family Investments, Inc. - revolving line of credit
Convertible Debt | $	$ 4,105,476
Preferred Stock, Convertible, Shares Issuable | shares	1,168,368
LoneStella, LLC revolving line of credit
Convertible Debt | $	$ 2,347
Preferred Stock, Convertible, Shares Issuable | shares	668
Nancy Cowden - revolving line of credit
Convertible Debt | $	$ 97,997
Preferred Stock, Convertible, Shares Issuable | shares	27,889
GG Mars Capital, Inc. debenture
Convertible Debt | $	$ 248,636
Preferred Stock, Convertible, Shares Issuable | shares	70,759
Othership note
Convertible Debt | $	$ 100,000
Preferred Stock, Convertible, Shares Issuable | shares	34,722
Convertible Debt | $	$ 5,930,778
Preferred Stock, Convertible, Shares Issuable | shares	1,694,090